Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure of income tax explanatory [Abstract]
Disclosure of income tax [text block]
33.	Income Taxes

The Company cannot file a consolidated tax return under local regulations. Therefore, AUO and its subsidiaries calculate their income taxes liabilities individually on a stand-alone basis using the enacted tax rates in their respective tax jurisdictions.

(a)	The components of income tax expense (benefit) for the years ended December 31, 2017, 2016 and 2015 were as follows:

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Current income tax expense (benefit):
Current year	$3,719,483	1,601,384	1,561,194
Adjustment to prior years and others	246,264	879,337	(208,609)
	3,965,747	2,480,721	1,352,585

Deferred tax expense (benefit):
Temporary differences	(1,271,415)	(98,137)	(163,513)
Investment tax credit and tax losses carryforwards	(3,819,489)	49,961	(804,231)
	(5,090,904)	(48,176)	(967,744)
Total income tax expense (benefit)	$(1,125,157)	2,432,545	384,841

(b)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2017, 2016 and 2015 were as follows:

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Items that will never be reclassified to profit or loss:
Remeasurement of defined benefit obligations	$(155,930)	-	(681)
Items that are or may be reclassified subsequently to profit or loss:
Foreign operations – foreign currency translation differences	$(316,372)	(230,202)	(16,050)

(c)
Reconciliation of the expected income tax expense (benefit) calculated based on the ROC statutory income tax rate compared with the actual income tax expense (benefit) as reported in the consolidated statements of comprehensive income for the years ended December 31, 2017, 2016 and 2015, was as follows:

	For the years ended December 31,
	2017		2016		2015
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit before income taxes		$39,363,606		$11,185,902		$7,598,850
Income tax expense at AUO’s statutory tax rate	17.00%	6,691,813	17.00%	1,901,603	17.00%	1,291,804
Effect of different subsidiaries income tax rate	0.89%	348,192	2.55%	285,661	(21.08)%	(1,601,591)
Share of profit of equity-accounted subsidiaries	(1.80)%	(708,417)	(3.86)%	(432,163)	(28.84)%	(2,191,605)
Effect of changes in statutory income tax rate	-	-	-	-	4.02%	305,312
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	(27.04)%	(10,645,339)	(9.76)%	(1,091,327)	24.15%	1,835,311
Net of non-taxable income and non-deductible expense	0.61%	241,265	2.47%	275,706	0.78%	58,821
Loss (gain) from domestic long-term investment	1.16%	457,275	(1.51)%	(168,484)	5.41%	411,293
Tax on undistributed earnings, net	7.59%	2,987,763	6.84%	765,419	6.82%	518,356
Adjustments to prior year	(1.34)%	(528,662)	8.01%	895,861	(3.14)%	(238,555)
Others	0.08%	30,953	-	269	(0.06)%	(4,305)
Income tax expense (benefit)		$(1,125,157)		$2,432,545		$384,841
Effective tax rate	(2.85)%		21.74%		5.06%

The above reconciliation is prepared based on each individual entity of the Company and presented on an aggregate basis.

During the year ended December 31, 2017, the Company has utilized previously unrecognized tax losses carryforwards in current year amounting to $7,494,191 thousand and recognized deferred tax assets arising from tax losses carryforwards of $3,878,233 thousand that are expected to be utilized in future periods.

(d)	The components of deferred tax assets and liabilities were as follows:

	Deferred tax assets		Deferred tax liabilities		Total
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in thousands)
Investment tax credits	$656,480	840,112	-	-	656,480	840,112
Tax losses carryforwards	3,942,012	-	-	-	3,942,012	-
Unrealized loss and expenses	284,084	182,443	(61,345)	(3,495)	222,739	178,948
Inventories write-down	644,887	69,938	-	-	644,887	69,938
Foreign investment gains under the equity method	-	-	(890,153)	(1,091,023)	(890,153)	(1,091,023)
Remeasurement of defined benefit plans	155,930	-	-	-	155,930	-
Foreign operations – foreign currency translation differences	279,517	-	(44,992)	(81,847)	234,525	(81,847)
Others	1,106,104	644,361	(641,737)	(653,899)	464,367	(9,538)
Deferred tax assets (liabilities)	$7,069,014	1,736,854	(1,638,227)	(1,830,264)	5,430,787	(93,410)

(e)	Changes in deferred tax assets and liabilities were as follows:

	January 1, 2016	Recognized in profit or loss	Recognized in other comprehensive income	Effect of change in consolidated entities, exchange rate and others	December 31, 2016	Recognized in profit or loss	Recognized in other comprehensive income	Effect of change in consolidated entities, exchange rate and others	December 31, 2017
	(in thousands)
Investment tax credits	$859,300	-	-	(19,188)	840,112	(121,696)	-	(61,936)	656,480
Tax losses carryforwards	49,961	(49,961)	-	-	-	3,941,185	-	827	3,942,012
Unrealized loss and expenses	187,641	4,256	-	(12,949)	178,948	47,383	-	(3,592)	222,739
Inventories write-down	22,848	49,658	-	(2,568)	69,938	575,199	-	(250)	644,887
Foreign investment losses (gains) under the equity method	(1,174,733)	83,710	-	-	(1,091,023)	200,870	-	-	(890,153)
Remeasurement of defined benefit plans	2,798	-	-	(2,798)	-	-	155,930	-	155,930
Foreign operations – foreign currency translation differences	(312,049)	-	230,202	-	(81,847)	-	316,372	-	234,525
Unrealized gains on available-for-sale financial assets	(903)	-	-	903	-	-	-	-	-
Others	84,734	(39,487)	-	(54,785)	(9,538)	447,963	-	25,942	464,367
Total	$(280,403)	48,176	230,202	(91,385)	(93,410)	5,090,904	472,302	(39,009)	5,430,787

(f)	Unrecognized deferred tax assets and unrecognized deferred tax liabilities

Deferred tax assets have not been recognized in respect of the following items.

	December 31,
	2017	2016
	(in thousands)
Unused tax losses carryforwards	$25,868,554	33,392,529
Unused investment tax credits	706,648	47,268
Difference in depreciation expense for tax and financial purposes	2,104,639	2,471,376
Inventories write-down	10,328	536,102
Others	655,974	3,545,013
	$29,346,143	39,992,288

The unused investment tax credits with no expiration for the year ended December 31, 2017 from AUST and ACMK were $677,257 thousand and $29,391 thousand, respectively.

Tax loss carryforwards is utilized in accordance with the relevant jurisdictional tax laws and regulations. Net losses from foreign subsidiaries are approved by tax authorities in respective jurisdiction to offset future taxable profits. Under the ROC tax laws, approved tax losses of AUO and its domestic subsidiaries can be carried forward for 10 years to offset future taxable profits.

As of December 31, 2017, the expiration period for abovementioned unrecognized deferred tax assets of unused tax losses carryforwards were as follows:

	Unrecognized deferred tax assets
Year of assessment	(in thousands)	Expiration in year
2009	$427,346	2018 ~ 2019
2010	620,885	2019
2011	1,313,095	2020 ~ 2021
2012	9,583,402	2021 ~ 2022
2013	1,723,631	2018 ~ 2023
2014	2,058,670	2019 ~ 2024
2015	3,851,129	2020 ~ 2025
2016	4,100,117	2021 ~ 2026
2017 (estimated)	2,190,279	2022 ~ 2027
	$25,868,554

As of December 31, 2016, the aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred tax liabilities amounted to $448,513 thousand.

(g)	Assessments by the tax authorities

As of December 31, 2017, the tax authorities have completed the examination of income tax returns of AUO through 2015.

(h)	The integrated income tax system

The balance of the imputation credit account of AUO as of December 31, 2017 and 2016 was $3,072,019 thousand and $3,878,285 thousand, respectively.

The estimated and actual creditable ratios for distribution of AUO’s earnings under Taiwan Financial Reporting Standards of 2017 and 2016, which is for ROC resident shareholders, were 6.44% and 19.27%, respectively.

The imputation credit allocated to shareholders is based on its balance as of the date of the dividend distribution. The estimated creditable ratio may change when the actual distribution of the imputation credit is made.

The abovementioned integrated income tax information is prepared in accordance with Decree No. 10204562810 announced on October 17, 2013 by the ROC Ministry of Finance.

According to the amendment to the ROC Income Tax Act enacted by the office of the President of the ROC on February 7, 2018, effective from January 1, 2018, the Company will no longer be required to establish, record, calculate and distribute its imputation credit account due to the abolishment of the imputation tax system. The information presented above is for reference only.